Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	CBS Corporation
Entity Central Index Key	0000813828
Amendment Flag	false
Document Type	8-K
Document Period End Date	Dec. 31, 2017